Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Nov. 24, 2023	Mar. 31, 2023	Mar. 30, 2023	Mar. 29, 2023	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 138.0	$ 136.6
Value contained in precious metal inventory at refineries	$ 739.4	$ 497.9
Interest earned on cash and short-term investments (percent)	3.20%	1.40%
Impact of 10% change in interest earned on earnings before taxes	$ 1.6	$ 0.3
Lease obligations	97.9	33.1
Impact of 10% increase in metal prices on revenues	233.6	149.9
Impact of 10% decrease in metal prices on revenues	235.7	151.6
Impact of 10% increase in metal prices on earnings before taxes	3.3	4.9
SL-Credit Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings outstanding	0.0	160.0					$ 0.0
Notional amount	$ 750.0		$ 750.0		$ 750.0	$ 500.0
Effective interest rate	5700.00%
Senior note maturing December 2027
Disclosure of detailed information about financial instruments [line items]
Borrowings outstanding	$ 273.8	0.0
Interest rate on borrowings				4.625%
Senior note maturing August 2031
Disclosure of detailed information about financial instruments [line items]
Borrowings outstanding	409.8	0.0
Interest rate on borrowings				2.63%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Effect of 10% change in exchange rate on income before taxes	$ 69.0	$ 10.7
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Weighted average rate on lease liabilities	8.90%	9.70%
Production concentration risk
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	$ 10.8	$ 37.0
Credit risk
Disclosure of detailed information about financial instruments [line items]
Current advances to suppliers	10.4	8.9
Trade receivables from provisional concentrates sales | Customer concentration risk
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 17.5	$ 28.7